ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	COMMUNICATIONS — 15.9%
140,000	CenturyLink, Inc.[1]	$1,505,000
80,000	Liberty Global PLC - Class C*[1,2]	1,840,800
60,000	Liberty Latin America Ltd. - Class C*[2]	572,400
122,000	Vodafone Group PLC - ADR[1]	1,801,940
		5,720,140
	CONSUMER DISCRETIONARY — 18.2%
42,571	Brembo S.p.A.*	411,562
70,000	Cie Plastic Omnium S.A.	1,584,097
64,000	General Motors Co.[1]	1,896,320
48,000	ISS A/S*	739,172
24,257	Lennar Corp.	1,438,440
9,750	Magna International, Inc.[2]	473,947
		6,543,538
	CONSUMER STAPLES — 4.4%
258,434	Naked Wines PLC	1,571,815
	ENERGY — 6.8%
12,304	Chevron Corp.	1,032,674
246,676	Comstock Resources, Inc.*	1,420,854
		2,453,528
	FINANCIALS — 30.5%
15,000	Affiliated Managers Group, Inc.	1,029,750
283,261	Barclays PLC - ADR*[1]	1,648,579
114,753	Burford Capital Ltd.	869,736
26,980	Citigroup, Inc.[1]	1,379,218
1,583	Fairfax Financial Holdings Ltd.	487,970
3,000	Fairfax Financial Holdings Ltd.[1,2]	925,762
86,000	Jefferies Financial Group, Inc.[1]	1,508,440
55,581	Kingstone Cos., Inc.	331,819
54,828	Power Corp. of Canada	1,094,542
328,847	Protector Forsikring A.S.A.*	1,672,133
		10,947,949
	INDUSTRIALS — 12.5%
26,000	Ashtead Group PLC	901,468
512,715	Eurocell PLC	1,199,374
100,000	Howden Joinery Group PLC	746,999
7,000	Johnson Controls International PLC[2]	285,110
31,107	SPX FLOW, Inc.*[1]	1,352,532
		4,485,483

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 0.9%
66,500	Resolute Forest Products, Inc.*[1]	$314,545
	REAL ESTATE — 4.6%
27,611	Howard Hughes Corp.*	1,632,086
	TECHNOLOGY — 3.3%
18,000	Dell Technologies, Inc. - Class C*[1]	1,189,440
	TOTAL COMMON STOCKS
	(Cost $40,408,915)	34,858,524
	PREFERRED STOCKS — 1.2%
	ENERGY — 1.2%
3,357	Elk Petroleum, Inc. Series A3,4,5	136,560
3,073	Elk Petroleum, Inc. Series B3,4,5	292,629
		429,189
	TOTAL PREFERRED STOCKS
	(Cost $3,357,427)	429,189
	SHORT-TERM INVESTMENTS — 1.0%
354,990	Federated Treasury Obligations Fund - Institutional Class, 0.047%[6]	354,990
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $354,990)	354,990
	TOTAL INVESTMENTS — 99.3%
	(Cost $44,121,332)	35,642,703
	Other Assets in Excess of Liabilities — 0.7%	251,860
	TOTAL NET ASSETS — 100.0%	$35,894,563
	SECURITIES SOLD SHORT — (5.2)%
	EXCHANGE-TRADED FUNDS — (5.2)%
(12,000)	iShares Russell 2000 ETF	(1,865,160)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,833,333)	(1,865,160)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,833,333)	$(1,865,160)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $9,278,253, which represents 25.85% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Level 3 securities fair valued under procedures established by the Board of Trustees, represent 1.2% of Net Assets. The aggregate value of these securities is $429,189.
[4]Security in a privately owned company.

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

[5]Security in default.
[6]The rate is the annualized seven-day yield at period end.